Consolidated Balance Sheets		Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Current assets
Cash and cash equivalents		$ 808,935	$ 1,067,228	$ 2,000,234
Accounts receivable, net		443,881	585,612	2,370,731
Contract assets		339,146	447,435	25,711
Total current assets		1,739,372	2,294,753	4,435,203
Noncurrent assets
Intangible assets, net		1,223,293	1,613,890	1,815,680
Property and equipment, net		9,306	12,277	37,067
Right-of-use assets		93,899	123,881	252,854
Contract assets, noncurrent		11,467	15,128
Deposits		2,433	3,210	25,635
Deferred tax assets		122,034	161,000	161,000
Total noncurrent assets		1,462,432	1,929,386	2,292,236
TOTAL ASSETS		3,201,804	4,224,139	6,727,439
Current liabilities
Accounts payable		215,560	284,388	317,211
Accruals and other payables		278,466	367,380	304,720
Contract liabilities		452,601	597,116	1,844,984
Bank loans, current		186,178	245,625	149,866
Operating lease liabilities, current		93,899	123,881	129,440
Total current liabilities		1,226,853	1,618,586	2,777,782
Noncurrent liabilities
Contract liabilities, noncurrent		4,062	5,359	148,120
Bank loans, noncurrent		381,700	503,577	313,544
Operating lease liabilities, noncurrent				123,881
Total noncurrent liabilities		385,762	508,936	585,545
TOTAL LIABILITIES		1,612,615	2,127,522	3,363,327
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, US$0.001 par value, 50,000,000 shares authorized, issued and 20,000,000 outstanding	[1]	20,000	26,808	26,808
Additional paid in capital		2,354,997	3,106,525	3,106,525
Retained earnings (Accumulated losses)		(847,634)	(1,118,283)	189,410
Other reserves		12,633	16,667	16,667
Accumulated other comprehensive income		49,193	64,900	24,702
Total shareholders' equity		1,589,189	2,096,617	3,364,112
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		3,201,804	4,224,139	6,727,439
Related Party [Member]
Current assets
Other current assets		325	429
Nonrelated Party [Member]
Current assets
Other current assets		147,085	194,049	38,527
Directors [Member]
Current liabilities
Amount due to directors		$ 149	$ 196	$ 31,561

[1]	The share numbers and amounts are presented on a retrospective basis, see Note 8.